Income Tax - Summary of Effective Tax Rate Reconciliation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income tax at Canadian statutory rate of 35.62% (2016: 35.62%)	$ 22,597	$ (16,424)
Permanent differences	4,914	1,979
Tax rate differences	1,192	1,118
Foreign tax rate differential	22	(103)
Unrecognized tax benefits	(2,206)	(1,072)
Deferred tax adjustments related to prior periods	2,642	(242)
Other	17	31
Income tax expense (recovery)	$ 29,178	$ (14,713)